OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 27,805	$ 22,358
Government institutions	6,340	4,068
Deferred installation expenses	5,659	3,000
Advances to suppliers	221	127
Employees	308	540
Others	1,061	1,395
Other current assets, net	$ 41,394	$ 31,488